Supplementary Financial Information (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) Customer	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Customer	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) customer Customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)
Supplemental Financial Information [Line Items]
Face value of life insurance policies					$ 198	$ 181
Net cash surrender values					$ 99	$ 97
Depreciation expense as percentage of average depreciable property					2.70%	2.70%	2.70%
Aggregate amortization expenses	$ 19	$ 18	$ 57	$ 52	$ 50	$ 62	$ 52
Goodwill	$ 4,740		$ 4,740		$ 4,740	$ 4,740
Trade Accounts Receivable [Member]
Supplemental Financial Information [Line Items]
Number of largest customers | Customer	2		2		2
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					83 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					10 years
Customer Concentration Risk [Member] | Trade Accounts Receivable [Member]
Supplemental Financial Information [Line Items]
Number of largest customers | customer					2	2
Customer Concentration Risk [Member] | Trade Accounts Receivable [Member] | REP Subsidiary One [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					22.00%	21.00%
Customer Concentration Risk [Member] | Trade Accounts Receivable [Member] | REP Subsidiary Two [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					21.00%	15.00%
Customer Concentration Risk [Member] | Trade Accounts Receivable [Member] | Nonaffiliated Rep [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			27.00%		22.00%
Customer Concentration Risk [Member] | Trade Accounts Receivable [Member] | Second Nonaffiliated Rep [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			24.00%		21.00%